Related-Parties Transactions - Balances and Transaction with Related Parties (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2018	May 31, 2017	May 31, 2016
Related Party Transaction [Line Items]
Amounts due from related parties - current		$ 1,595	$ 5,948
Amounts due to related parties - current		30	48
Amounts due from related parties - non current		2,226	1,748
Revenue		92	90	$ 191
Non-Interest Bearing Loan [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current			7,148	2,518
Metropolis Holding China Limited [Member] | Executive Chairman [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[1]	787	1,895
Amounts due from related parties - non current	[1]	2,226	1,064
Rental expense	[1]	7,899	6,790	7,139
MaxEn [Member] | Joint Venture [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current		374
Amounts due to related parties - current		13	12
Amounts due from related parties - non current			684
Revenue				177
Haiwei Career [Member] | Joint Venture [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[2]		3,965
Haiwei Career [Member] | Joint Venture [Member] | Non-Interest Bearing Loan [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[2]		3,965	1,520
Others [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[3]	434	88
Amounts due to related parties - current	[3]	17	36
Weixue Mingri [Member] | Joint Venture [Member] | Non-Interest Bearing Loan [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[4]		1,733	998
Great Thanks Holdings Limited [Member] | Joint Venture [Member] | Non-Interest Bearing Loan [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current			1,450
Beijing Tongban Education & Technology Co. Ltd. [Member] | Long-term investee [Member]
Related Party Transaction [Line Items]
Revenue			12	3
STEMedu.cn [Member] | Long-term investee [Member]
Related Party Transaction [Line Items]
Revenue		66	60	11
Cost			23	$ 30
Golden Finance [Member] | Long-term investee [Member]
Related Party Transaction [Line Items]
Revenue		$ 26	$ 18

[1]	Since April 2010, the Group began renting a large portion of a building owned by Metropolis for office space. In March 2012, Metropolis was acquired by a company wholly -owned by Mr. Yu, the Group's executive chairman. As a result, Metropolis became a related party of the Group thereafter. As of May 31, 2018, the current and non-current amounts due from Metropolis were US$787 and US$2,226, respectively, which represented prepaid rent and deposit for the building. The amount of the rental payments was determined based on the prevailing market rates and was duly approved by the Board.
[2]	In October 2014, Haiwei Career formed a joint venture with the Group. As a result, Haiwei Career became a related party of the Group. In 2018, Haiwei Career was consolidated by the Group. All transaction and balances between the Group and Haiwei Career are eliminated since then.
[3]	As of May 31, 2018, the balance in "others" included the current receivables from long-term investees.
[4]	The amount due from Weixue Mingri in 2017 represented the non-interest bearing loans provided by the Group to support its daily operation and the outstanding loans were fully written off by the Group in fiscal year 2017. Weixue Mingri was a long-term investment under equity method and carrying amount of such investment was nil.